GREAT-WEST FUNDS, INC.

Great-West Small Cap Growth Fund

Institutional Class Ticker: MXMSX

Investor Class Ticker: MXMTX

(the “Fund”)

Supplement dated January 14, 2021 to the Prospectus, Summary Prospectus and Statement of Additional

Information (“SAI”) for the Fund, each dated April 29, 2020, as supplemented.

Effective immediately, Ryan H. Smith, CFA, and Samuel D. Smith, CFA, have been added as portfolio managers to the Fund. The following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

The table titled “Portfolio Managers” on page 4 of the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

Name	Title	Portfolio Manager of Fund Since

Lord Abbett

F. Thomas O’Halloran, CFA	Partner & Portfolio Manager	2015

Matthew R. DeCicco, CFA	Managing Director & Portfolio Manager	2015

Vernon T. Bice, CMT	Portfolio Manager	2019

Peregrine

William A. Grierson, CFA	Principal & Portfolio Manager	2015

Daniel J. Hagen, CFA	Principal & Portfolio Manager	2015

Paul E. von Kuster, CFA	Principal & Portfolio Manager	2015

Ryan H. Smith, CFA	Principal & Portfolio Manager	2021

Samuel D. Smith, CFA	Principal & Portfolio Manager	2021

Under the “Peregrine” sub-section of the “Sub-Adviser” section on page 10 of the Prospectus, the following paragraphs are hereby incorporated:

•

Ryan H. Smith, CFA, Principal and Portfolio Manager, joined Peregrine in 2018. Prior to joining Peregrine, Mr. Smith was a portfolio manager and an analyst on the small, SMID and mid cap growth strategies at RBC Global Asset Management (U.S.).

•	Samuel D. Smith, CFA, Principal and Portfolio Manager, joined Peregrine in 2006.

Under the “Other Accounts Managed” sub-section of the Peregrine Capital Management, LLC section on page 76 of the SAI, the table related to other accounts managed by the portfolio managers is hereby deleted in its entirety and replaced with the following:

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
William A. Grierson, CFA*	2	$1,785	1	$134	15	$612	0	$0	0	$0	0	$0
Daniel J. Hagen, CFA*	2	$1,785	1	$134	15	$612	0	$0	0	$0	0	$0
Paul E. von Kuster, CFA*	2	$1,785	1	$134	15	$612	0	$0	0	$0	0	$0

Ryan H. Smith, CFA*	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0
Samuel D. Smith, CFA*	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

* The information is provided as of December 31, 2020.

Under the “Ownership of Securities” section on page 47 of the SAI, the disclosure is hereby deleted in its entirety and replaced with the following:

“The portfolio managers did not own any shares of the Fund as of January 14, 2021.”

This Supplement must be accompanied by or read in conjunction with the current Prospectus, Summary

Prospectus and SAI for the Fund, each dated April 29, 2020, as supplemented.

Please keep this Supplement for future reference.